TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Cost of revenues	$ 8,157	$ 7,200	$ 6,890
Research and development	547	406	301
Selling and marketing	723	638	708
General and administrative	873	913	1,283
Finance expenses, net	$ 106	$ 491	$ 511